Borrowings and Debt Securities - Short-term Borrowings (Details) € in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about Short-term borrowings [Line Items]
Short-term borrowings	₩ 8,820,425	₩ 2,920,563
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	DB financial investment and others	DB financial investment and others
Short-term borrowings	₩ 5,549,120	₩ 2,030,886	$ 0	$ 0
Local short-term borrowings | Minimum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate	3.21%	1.96%	3.21%	1.96%	1.96%
Borrowings, maturity	2023.01.02	2022.01.07
Local short-term borrowings | Maximum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate	5.80%	4.60%	5.80%	4.60%	4.60%
Borrowings, maturity	2023.12.31	2022.12.31
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Shinhan Bank	Shinhan Bank and others
Borrowings, interest rate	5.19%		5.19%
Borrowings, maturity	2023.02.28
Short-term borrowings	₩ 15,264	₩ 186,755	$ 12,045	$ 157,533
Foreign short-term borrowings | Minimum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate		0.34%		0.34%	0.34%
Borrowings, maturity		2022.01.04
Foreign short-term borrowings | Maximum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate		0.45%		0.45%	0.45%
Borrowings, maturity		2022.03.30
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Shinhan Bank	Korea Development Bank and others
Borrowings, interest rate basis	SOFR(1M) + 0.65	1M Libor + 1.25
Borrowings, maturity	2023.02.27	2022.04.29
Short-term borrowings	₩ 50,692	₩ 205,142	40,000	$ 173,042
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Kookmin Bank and others	Shinhan Bank and others
Short-term borrowings	₩ 116,333	₩ 92,847	$ 91,796	$ 78,319
Foreign short-term borrowings | Minimum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate	3.32%	0.57%	3.32%	0.57%	0.57%
Borrowings, maturity	2023.01.09	2022.06.17
Foreign short-term borrowings | Maximum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate	5.88%	0.80%	5.88%	0.80%	0.80%
Borrowings, maturity	2023.06.12	2022.08.31
Local bank overdraft
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Woori Bank and others	Korea Development Bank and others
Borrowings, interest rate basis	Standard overdraft rate + 1.32 4.83
Short-term borrowings	₩ 35,616	₩ 208,018	$ 0	$ 0
Local bank overdraft | Minimum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate		1.73%		1.73%	1.73%
Borrowings, adjustment to interest rate basis	1.32%		1.32%
Borrowings, maturity	2023.01.06	2022.01.07
Local bank overdraft | Maximum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate		2.25%		2.25%	2.25%
Borrowings, adjustment to interest rate basis	4.83%		4.83%
Borrowings, maturity	2023.02.24	2022.02.26
Electronic short-term bonds
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor		BNK Securities and others
Short-term borrowings		₩ 100,000		$ 0
Electronic short-term bonds | Minimum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate		1.35%		1.35%	1.35%
Borrowings, maturity		2022.01.21
Electronic short-term bonds | Maximum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate		1.77%		1.77%	1.77%
Borrowings, maturity		2022.02.08
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor		Credit Agricole and others
Borrowings, interest rate		0.04%		0.04%	0.04%
Borrowings, maturity		2022.06.28
Short-term borrowings		₩ 96,915			€ 72,199
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Nonghyup Bank and others
Borrowings, interest rate basis	3M CD + 1.11~1.70
Short-term borrowings	₩ 3,000,000		$ 0
Local short-term borrowings | Minimum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.11%		1.11%
Borrowings, maturity	2023.05.25
Local short-term borrowings | Maximum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.70%		1.70%
Borrowings, maturity	2023.11.24
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Shinhan Bank
Borrowings, interest rate basis	6M Bank Debenture Rate + 1.77
Borrowings, adjustment to interest rate basis	1.77%		1.77%
Borrowings, maturity	2023.11.17
Short-term borrowings	₩ 50,000		$ 0
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Korea Development Bank
Borrowings, interest rate	4.15%		4.15%
Borrowings, maturity	2023.01.06
Short-term borrowings	₩ 3,400		$ 0